INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	$ 1,336.7
Balance at the end of the period	1,351.4	$ 1,336.7
Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	215.0
Balance at the end of the period	243.1	215.0
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	2,260.4	1,888.3
Additions	180.2	468.1
Business acquisitions	9.8
Net change in additions financed with non-cash balances	(52.7)	(12.6)
Reclassification		(73.7)
Retirement, disposals and other	(19.1)	(9.7)
Balance at the end of the period	2,378.6	2,260.4	$ 1,888.3
Government credit receivable on intangible assets	50.3
Cost | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	573.8
Additions	73.1	40.1	33.9
Balance at the end of the period	631.5	573.8
Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(923.7)	(828.7)
Amortization	122.6	95.0
Retirement, disposals and other	19.1
Balance at the end of the period	(1,027.2)	(923.7)	(828.7)
Accumulated depreciation | Internally Generated
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(358.8)
Amortization	44.0	39.5	35.3
Balance at the end of the period	(388.4)	(358.8)
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	731.6
Balance at the end of the period	731.6	731.6
Spectrum licences | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	979.3	723.5
Additions		255.8
Balance at the end of the period	979.3	979.3	723.5
Spectrum licences | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(247.7)	(247.7)
Balance at the end of the period	(247.7)	(247.7)	(247.7)
Software, licences and other intangible assets
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	523.2
Balance at the end of the period	517.3	523.2
Software, licences and other intangible assets | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	1,199.2	1,004.0
Additions	122.1	197.4
Business acquisitions	9.8
Net change in additions financed with non-cash balances	(114.9)	(73.3)
Reclassification	99.7	80.8
Retirement, disposals and other	(19.1)	(9.7)
Balance at the end of the period	1,296.8	1,199.2	1,004.0
Software, licences and other intangible assets | Accumulated depreciation
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	(676.0)	(581.0)
Amortization	122.6	95.0
Retirement, disposals and other	19.1
Balance at the end of the period	(779.5)	(676.0)	(581.0)
Projects under development
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	81.9
Balance at the end of the period	102.5	81.9
Projects under development | Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the period	81.9	160.8
Additions	58.1	14.9
Net change in additions financed with non-cash balances	62.2	60.7
Reclassification	(99.7)	(154.5)
Balance at the end of the period	$ 102.5	$ 81.9	$ 160.8